Accrued liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Voyage and vessel	$ 16,341	$ 32,897
Corporate accruals	1,233	19,820
Interest	2,527	4,742
Payroll and benefits to related parties	8,562	7,920
Total	$ 28,663	$ 65,379